Summary of Significant Accounting Policies (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accounting Policies [Abstract]
Revenue from Online Education Services	$ 219,912	$ 126,665	$ 786,876
Revenue from Technological Development and Operation Services	91,757	943,686	413,457
Services transferred over time
Revenue from Online Education Services	5,150,788	4,058,931	4,235,209
Revenue from Technological Development and Operation Services	174,913	228,741	532,354
Total	$ 5,637,370	$ 5,358,023	$ 5,967,896